9800 Fredericksburg Road San Antonio, Texas 78288

May 4, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	USAA Mutual Funds Trust
1933 Act File No. 33-65572
1940 Act File No. 811-7852

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 124 to the registrant’s Registration Statement filed on April 28, 2016, and the text of the Post-Effective Amendment No. 124 to the registrant’s Registration Statement has been filed electronically.

Sincerely,

/s/ Daniel Mavico
Daniel Mavico
Assistant Secretary
USAA Mutual Funds Trust

USAA Asset Management Company